Consolidated Statements of Cash Flows (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Series B-1 redeemable convertible preferred shares
preferred shares, net of issuance costs	$ 50
Series B-2 redeemable convertible preferred shares
preferred shares, net of issuance costs		$ 230